Provisions	12 Months Ended
Dec. 31, 2021
Provisions [Abstract]
Provisions [Text Block]

20Provisions

Philips Group

Provisions

in millions of EUR

	2020			2021
	long-term	short-term	total	long-term	short-term	total
Post-employment benefit1)	751		751	659		659
Respironics field action provision				52	525	577
Product warranty	28	139	167	32	207	238
Environmental provisions	162	21	183	99	26	124
Restructuring-related provisions	17	100	117	8	58	66
Legal provisions	19	53	72	53	39	91
Contingent consideration provisions	203	114	318	156	52	208
Other provisions	279	93	372	257	92	349
Provisions	1,458	522	1,980	1,315	998	2,313
1)For more details refer to Post-employment benefits.

Respironics field action provision

On June 14, 2021, Philips’ subsidiary, Philips Respironics initiated a voluntary recall notification in the United States and field safety notice outside the United States for certain sleep and respiratory care products related to the polyester-based polyurethane (PE-PUR) sound abatement foam in these devices.

On December 23, 2021, Philips reported that test results to date for the first-generation DreamStation devices indicated that the volatile organic compound (VOC) concentrations are within the limits of safe exposure specified in the applicable safety standard (ISO 18562). Comprehensive particulate testing and analyses are expected to be completed in the second quarter of 2022.

Following the substantial ramp-up of production, service and repair capacity, the repair and replacement program in the US and several other markets is under way. Because of prioritization of the repair and replace program, Philips is currently not taking new orders for sleep therapy systems, while masks and other consumables continue to be sold. As of January 2022, Philips Respironics has shipped a total of approximately 750,000 repair kits and replacement devices to customers and aims to complete the repair and replacement program in the fourth quarter of 2022.

Philips has recognized a provision based on Philips' best estimate of the costs to repair or replace devices subject to the Respironics field action as follows:

Philips Group

Field action provision

in millions of EUR

2021
Additions	719
Utilizations	(175)
Translation differences	33
Balance as of December 31	577

The future developments are subject to significant uncertainties, which require management to make estimates and assumptions about items such as quantities and the portion to be replaced or repaired. As of December 31, 2021, the impact of changes in these main assumptions and estimates, holding other assumptions constant, on the field action provision are as follows:

Philips Group

Main assumptions

in millions of EUR unless otherwise stated

		Increase (decrease) in provision
Assumption	Estimate	Increase individual assumption by 10%	Decrease individual assumption by 10%
Total quantity of devices	5.2 million	63	(63)
Replacement share	46%	44	(44)

Actual outcomes in future periods may differ from these estimates and affect the company's results of operations, financial position and cash flows.

Philips Respironics continues to engage with the US Food and Drug Administration (FDA) and other relevant competent authorities. In addition, other charges related to the remediation, such as testing, external advisory and regulatory response, that are expensed as incurred amounted to EUR 94 million for the year ended December 31, 2021. Furthermore, Philips is a defendant in a number of consumer class action lawsuits from users of the affected devices and a number of individual personal injury and other compensation claims. For legal matters including claims refer to Contingent assets and liabilities. As of December 31, 2021, no provisions have been recognized for such remediation costs or legal matters.

Product warranty

The provisions for assurance-type product warranty reflect the estimated costs of replacement and free-of-charge services that will be incurred by the company with respect to products sold, and include costs to execute field change orders. The field action provision in connection with the Philips Respironics voluntary recall notification is shown separately above.

The company expects the provisions to be utilized mainly within the next year. Additions in 2021 include quality actions of EUR 94 million in the Connected Care segment.

Philips Group

Provisions for assurance-type product warranty

in millions of EUR

	2020	2021
Balance as of January 1	210	167
Additions	239	364
Utilizations	(270)	(265)
Transfer to liabilities associated with assets held for sale		(37)
Translation differences and other	(12)	10
Balance as of December 31	167	238

Environmental provisions

The environmental provisions include accrued costs recorded with respect to environmental remediation in various countries. In the United States, subsidiaries of the company have been named as potentially responsible parties in state and federal proceedings for the clean-up of certain sites.

Provisions for environmental remediation can change significantly due to the emergence of additional information regarding the extent or nature of the contamination, the need to utilize alternative technologies, actions by regulatory authorities as well as changes in judgments and discount rates.

Approximately EUR 71 million of the long-term provision is expected to be utilized after one to five years, with the remainder after five years. For more details on the environmental remediation refer to Contingent assets and liabilities.

Philips Group

Environmental provisions

in millions of EUR

	2020	2021
Balance as of January 1	170	183
Additions	9	18
Utilizations	(16)	(15)
Releases	0	(64)
Changes in discount rate	37	(10)
Accretion	3	3
Translation differences and other	(19)	9
Balance as of December 31	183	124

The additions and the releases of the provisions originate from additional insights in relation to factors like the estimated cost of remediation, changes in regulatory requirements and efficiencies in completion of various site work phases.

Based on the progressive insight with respect to site remediation experience, technological progress and risk-based clean-up strategies, the estimated remaining duration of remediation activities for environmental liabilities for infinite environmental sites was revised in 2021 from 60 years to 30 years. The resulting release was EUR 55 million of which EUR 33 million is recorded in continuing operations and EUR 22 million in discontinued operations.

Restructuring-related provisions

Philips Group

Restructuring-related provisions

in millions of EUR

	Jan. 1, 2021	additions	utilizations	releases	other changes	Dec. 31, 2021
Diagnosis & Treatment	33	23	(19)	(13)	1	26
Connected Care	17	16	(12)	(4)	-	17
Personal Health	28	6	(21)	(6)	2	9
Other	38	10	(21)	(16)	4	14
Philips Group	117	55	(73)	(39)	6	66

In 2021, the most significant restructuring projects impacted Diagnostic & Treatment and Connected Care businesses and mainly took place in the Netherlands and US. The restructuring comprised mainly product portfolio rationalization and the reorganization of global support functions.

The company expects the provisions to be utilized mainly within the next year.

2020

In 2020, the most significant restructuring projects impacted Diagnostic & Treatment and Other businesses and mainly took place in the Netherlands, US and Germany.

The movements in the provisions for restructuring in 2020 are presented by segment as follows:

Philips Group

Restructuring-related provision

in millions of EUR

	Jan. 1, 2020	additions	utilizations	releases	other changes	Dec. 31, 2020
Diagnosis & Treatment	61	36	(47)	(16)	(1)	33
Connected Care	28	17	(21)	(5)	(3)	17
Personal Health	25	30	(22)	(3)	(1)	28
Other	41	35	(31)	(7)	-	38
Philips Group	156	118	(122)	(32)	(4)	117

Legal provisions

The company and certain of its group companies and former group companies are involved as a party in legal proceedings, including regulatory and other governmental proceedings.

Philips Group

Legal provisions

in millions of EUR

	2020	2021
Balance as of January 1	55	72
Additions	72	43
Acquisitions		38
Utilizations	(45)	(17)
Releases	(6)	(48)
Accretion	1	1
Translation differences and other	(5)	3
Balance as of December 31	72	91

The majority of the movements in the above schedule are: additions in part related to investigations in the Sleep & Respiratory Care business (unrelated to the Philips Respironics voluntary recall notification), provisions recognized for certain pending investigations inherited with the acquisition of BioTelemetry, Inc. and a release following the positive outcome of the investigation of the Italian Competition Authority (ICA) for which a provision was recorded in the prior year.

For details of other legal matters, including regulatory and other governmental proceedings, refer to Contingent assets and liabilities.

The company expects the provisions to be utilized mainly within the next three years.

Contingent consideration provisions

Philips Group

Contingent consideration provisions

in millions of EUR

	2020	2021
Balance as of January 1	354	318
Acquisitions	70	16
Utilizations	(14)	(48)
Fair value changes	(93)	(78)
Balance as of December 31	318	208

The provision for contingent consideration reflects the fair value of the expected payment to former shareholders of an acquiree for the exchange of control if specified future events occur or conditions are met, such as the achievement of certain regulatory milestones or the achievement of certain commercial milestones. The provision for contingent consideration can change significantly due to changes in the estimated achievement of milestones and changes in discount rates. Changes in fair value of the contingent consideration liability are reflected in other business income.

EPD

In 2020 and 2021, the fair value changes mainly related to EPD. In 2021, the decrease of EUR 67 million in the fair value of the contingent consideration comprised of EUR 41 million due to the revisions to EPD’s forecast due to more severe short-term impacts of COVID-19 and the competitive environment, and EUR 26 million due to delays in achievement of certain milestones. In 2020, revisions to EPD’s forecast due to delays in commercialization caused by the need to do more work on the maturity of the technology, resulted in a EUR 101 million decrease in the respective fair value of the contingent consideration. For more details of the EPD contingent consideration refer to Fair value of financial assets and liabilities.

The company expects the provisions to be utilized mainly within the next three years.

Other provisions

Philips Group

Other provisions

in millions of EUR

	2020	2021
Balance as of January 1	392	372
Additions	161	89
Utilizations	(109)	(87)
Releases	(49)	(29)
Accretion	(1)	(5)
Translation differences and other	(21)	9
Balance as of December 31	372	349

The main elements of other provisions are:

  provisions for possible taxes/social security of EUR 37 million (2020: EUR 39 million);
  provisions for onerous contracts of EUR 12 million (2020: EUR 24 million), reflecting non-cancellable commitments on supplies for which no future demand or alternative usage has been identified, primarily caused by volatility in demand due to COVID-19. For more details refer to COVID-19.
  provisions for employee jubilee funds EUR 94 million (2020: EUR 92 million);
  self-insurance provisions of EUR 43 million (2020: EUR 45 million);
  provisions for decommissioning costs of EUR 33 million (2020: EUR 30 million);
  provisions for rights of return of EUR 40 million (2020: EUR 36 million);
  the releases in 2020 and 2021 are due to the reassessment of the positions in other provisions throughout the year;
  the remaining provisions relate to a variety of positions, for example provision for disability of employees and provision for royalty obligations.

The company expects the provisions to be utilized mainly within the next five years, except for:

  provisions for employee jubilee funds of which half is expected to be utilized after five years;
  provisions for decommissioning costs of which half is expected to be utilized after five years;
  provisions for rights of return to be utilized mainly within the next year.